Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
July 31, 2024
AICAP-NPRT3-0924
1.804862.120
Common Stocks - 99.2%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	73,383	122,468,889
Canada - 9.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	2,156,923	132,963,254
Brookfield Asset Management Ltd. Class A (b)	2,871,136	125,267,664
Canadian Pacific Kansas City Ltd.	1,814,731	152,181,621
CGI, Inc. Class A (sub. vtg.) (a)	1,096,107	124,984,699
Constellation Software, Inc.	51,364	162,066,041
Constellation Software, Inc. warrants 3/31/40 (a)(c)	50,717	4
Thomson Reuters Corp.	726,590	117,752,155
TOTAL CANADA		815,215,438
Denmark - 2.9%
Novo Nordisk A/S Series B	1,902,583	252,078,736
France - 12.0%
Air Liquide SA	780,969	142,494,480
Capgemini SA	480,941	95,478,082
Compagnie de St.-Gobain	1,472,752	126,341,151
Dassault Systemes SA	1,128,831	42,792,596
Hermes International SCA	67,391	147,545,300
L'Oreal SA	330,222	142,803,800
LVMH Moet Hennessy Louis Vuitton SE	272,899	192,492,695
Safran SA	665,471	146,199,106
TOTAL FRANCE		1,036,147,210
Germany - 3.6%
HeidelbergCement AG	1,109,179	115,815,458
SAP SE	937,138	198,130,013
TOTAL GERMANY		313,945,471
India - 8.0%
Axis Bank Ltd.	9,377,482	130,602,760
Bharti Airtel Ltd.	7,949,269	141,610,459
HDFC Bank Ltd.	7,460,466	144,169,613
ICICI Bank Ltd.	10,001,366	145,786,321
Larsen & Toubro Ltd.	2,742,204	124,946,652
TOTAL INDIA		687,115,805
Indonesia - 1.5%
PT Bank Central Asia Tbk	208,812,713	131,952,683
Ireland - 1.4%
Kingspan Group PLC (Ireland)	1,322,289	123,642,485
Italy - 1.3%
Ferrari NV (Italy)	280,221	115,363,596
Japan - 11.0%
Hitachi Ltd.	6,964,899	150,488,361
Hoya Corp.	1,037,856	130,044,197
Keyence Corp.	344,143	150,480,102
Recruit Holdings Co. Ltd.	1,047,900	60,090,035
Shin-Etsu Chemical Co. Ltd.	3,385,114	150,402,940
Tokio Marine Holdings, Inc.	3,696,200	145,013,540
Tokyo Electron Ltd.	779,201	163,045,858
TOTAL JAPAN		949,565,033
Netherlands - 5.9%
ASM International NV (Netherlands)	182,079	124,854,047
ASML Holding NV (Netherlands)	270,144	248,655,025
Wolters Kluwer NV	815,283	136,850,939
TOTAL NETHERLANDS		510,360,011
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	3,835,546	116,808,895
Atlas Copco AB (A Shares)	7,697,728	137,001,534
TOTAL SWEDEN		253,810,429
Switzerland - 3.9%
ABB Ltd. (Reg.)	2,790,346	154,882,711
Compagnie Financiere Richemont SA Series A	972,974	148,409,059
Partners Group Holding AG	21,701	29,284,915
TOTAL SWITZERLAND		332,576,685
Taiwan - 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,152,444	356,051,760
United Kingdom - 13.5%
3i Group PLC	3,251,102	130,794,210
Ashtead Group PLC	1,859,445	133,910,742
BAE Systems PLC	7,887,645	131,551,041
Compass Group PLC	4,358,494	134,219,897
InterContinental Hotel Group PLC	1,160,096	116,874,657
London Stock Exchange Group PLC	1,028,644	125,212,447
RELX PLC (London Stock Exchange)	3,241,058	152,969,879
Rolls-Royce Holdings PLC (a)	20,926,200	121,166,946
Sage Group PLC	8,764,648	122,363,891
TOTAL UNITED KINGDOM		1,169,063,710
United States of America - 16.4%
Arthur J. Gallagher & Co.	427,452	121,178,367
Experian PLC	2,796,905	132,029,009
Holcim AG	1,365,371	127,594,474
Linde PLC	261,766	118,710,881
Marsh & McLennan Companies, Inc.	546,893	121,721,975
MasterCard, Inc. Class A	276,366	128,153,678
Moody's Corp.	290,508	132,611,092
S&P Global, Inc.	265,115	128,509,194
Schneider Electric SA	698,299	168,314,681
Visa, Inc. Class A	475,773	126,398,613
Waste Connections, Inc. (Canada)	658,359	117,089,815
TOTAL UNITED STATES OF AMERICA		1,422,311,779
TOTAL COMMON STOCKS (Cost $6,269,249,585)		8,591,669,720

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	96,136,053	96,155,280
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	22,906,864	22,909,154
TOTAL MONEY MARKET FUNDS (Cost $119,064,434)		119,064,434

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,388,314,019)	8,710,734,154
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(51,624,054)
NET ASSETS - 100.0%	8,659,110,100

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	101,117,912	2,082,129,758	2,087,102,180	6,180,350	9,790	-	96,155,280	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	21,521,790	209,224,661	207,837,297	40,782	-	-	22,909,154	0.1%
Total	122,639,702	2,291,354,419	2,294,939,477	6,221,132	9,790	-	119,064,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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